Fair value measurements - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Derivative assets	$ 211,993	$ 16,909
Liabilities
Derivative liabilities	0	71,197
Recurring
Assets
Investments, at fair value	59,081	38,367
Derivative assets	211,993	16,909
Liabilities
Derivative liabilities		71,197
Recurring | Level 1
Assets
Investments, at fair value	39,081	38,367
Derivative assets	0	0
Liabilities
Derivative liabilities		0
Recurring | Level 2
Assets
Investments, at fair value	0	0
Derivative assets	211,993	16,909
Liabilities
Derivative liabilities		71,197
Recurring | Level 3
Assets
Investments, at fair value	20,000	0
Derivative assets	$ 0	0
Liabilities
Derivative liabilities		$ 0